Credit Risk - Disclosure of Stage 2 Decomposition Cure and Not Cure Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
ECL	£ 994
Allowance account for credit losses of financial assets		£ 1,007
Coverage	0.30%	0.30%
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 23,879	£ 19,282
ECL	£ 462
Allowance account for credit losses of financial assets		£ 516
Coverage	1.90%	2.70%
Not in cure period | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 12,682	£ 13,156
ECL	£ 360
Allowance account for credit losses of financial assets		£ 439
Coverage	2.80%	3.30%
In cure period (for transfer to Stage 1) | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 11,197	£ 6,126
ECL	£ 102
Allowance account for credit losses of financial assets		£ 77
Coverage	0.90%	1.30%